Document and Entity Information	Sep. 28, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000864749
Document Type	8-K/A
Document Period End Date	Sep. 28, 2023
Entity Registrant Name	Trimble Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-14845
Entity Tax Identification Number	94-2802192
Entity Address, Address Line One	10368 Westmoor Drive
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	(720)
Local Phone Number	887-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	TRMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On September 28, 2023, Trimble Inc., a Delaware corporation (“Trimble”) filed a Current Report on Form 8-K (the “Original 8-K”) with the Securities Exchange Commission, in which Trimble Inc. reported, among other events, its entry into a Sale and Contribution Agreement with AGCO Corporation, a Delaware corporation (“AGCO”), and Trimble Solutions, LLC, a Delaware limited liability company (the “JV”), which provides for the formation of a joint venture with AGCO in the mixed fleet precision agriculture market (the “Transaction”). This amendment to the Original 8-K is being filed solely to file certain exhibits to the Original 8-K. This amendment does not otherwise modify any other portions of the disclosure in the Original 8-K. Interested parties should refer to the Original 8-K, as supplemented by this Amendment No. 1, Item 7.01 and the prior exhibits filed pursuant to Item 9.01. Capitalized terms used herein but not otherwise defined have the meaning set forth in the Original 8-K.